Condensed Schedule Of Investments (U.S. Treasury Notes) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	(5.43%)	2.27%	2.04%
Fair Value	$ 201,076,520	$ 201,393,964	$ 185,337,013
U.S. Treasury notes, 0.375%, 04/30/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 48,100,000
Fair Value as a % of Trust Capital			23.03%
Fair Value			$ 48,096,242
U.S. Treasury notes, 0.250%, 05/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 45,710,000
Fair Value as a % of Trust Capital			21.87%
Fair Value			$ 45,684,110
U.S. Treasury notes, 0.625%, 07/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 44,260,000
Fair Value as a % of Trust Capital			21.20%
Fair Value			$ 44,272,102
U.S. Treasury notes, 0.875%, 09/15/2016 [Member]
Summary of Investment Holdings [Line Items]
Face Amount			$ 47,220,000
Fair Value as a % of Trust Capital			22.64%
Fair Value			$ 47,284,559
U.S. Treasury notes, 0.625%, 02/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 52,100,000
Fair Value as a % of Trust Capital		23.35%
Fair Value		$ 52,105,088
U.S. Treasury notes, 0.875%, 05/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount		$ 49,710,000
Fair Value as a % of Trust Capital		22.30%
Fair Value		$ 49,761,458
U.S. Treasury notes, 0.875%, 08/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 48,260,000	$ 48,260,000
Fair Value as a % of Trust Capital	22.84%	21.64%
Fair Value	$ 48,256,230	$ 48,302,416
U.S. Treasury notes, 0.875%, 11/15/2017 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 51,220,000	$ 51,220,000
Fair Value as a % of Trust Capital	24.23%	22.95%
Fair Value	$ 51,184,986	$ 51,225,002
U.S. Treasury notes, 1.000%, 02/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 52,100,000
Fair Value as a % of Trust Capital	24.64%
Fair Value	$ 52,037,928
U.S. Treasury notes, 1.000%, 05/15/2018 [Member]
Summary of Investment Holdings [Line Items]
Face Amount	$ 49,710,000
Fair Value as a % of Trust Capital	23.48%
Fair Value	$ 49,597,376
U.S. Treasury Notes [Member]
Summary of Investment Holdings [Line Items]
Fair Value as a % of Trust Capital	95.19%	90.24%	88.74%
Fair Value	$ 201,076,520	$ 201,393,964	$ 185,337,013